COMMITMENTS AND CONTINGENCIES (Bank Guarantee) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Guarantor Obligations [Line Items]
Maximum joint ownership of certain principal shareholders of the Company below which bank accelerate repayment	30.00%
Maximum equity with respect to the balance sheet''''s total below which bank accelerate repayment	32.00%
Guarantee expiring April 30, 2015 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	32